Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Estimated Useful Lives for Property and Equipment

The estimated useful lives for the years ended December 31, 2015, 2016 and 2017 are as follows:

Estimated useful lives (years)
Equipment (mainly consist of servers)	3–5
Furniture and fixtures	3–5
Others	3–5

Estimated Useful Lives for Intangible Assets with Finite Lives

The estimated useful lives for the intangible assets with finite lives for the years ended December 31, 2015, 2016 and 2017 are as follows:

Estimated useful lives (years)
Software	2–10
Customer relationships	7
Domain name	20
Others	1–10